Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Summary of Redeemable Non-Controlling Interest Activities
RMB
Balance as of April 1, 2017	—
Add: Capital contribution	34,000,000
Less: Comprehensive loss	(1,444,363)
Accretion of redeemable non-controlling interests	3,748,639
Balance as of December 31, 2017	36,304,276
Less: Comprehensive loss	(3,181,199)
Accretion of redeemable non-controlling interests	6,085,542
Balance as of December 31, 2018	39,208,619
Add: Capital contribution	2,500,000
Less: Comprehensive loss	(2,820,682)
Accretion of redeemable non-controlling interests	6,008,491
Balance as of December 31, 2019	44,896,428